Finance result (Tables)	12 Months Ended
Dec. 31, 2023
Notes and other explanatory information [abstract]
Schedule of finance result

	2023	2022	2021

Income from financial investments	73,672	67,810	35,773
Interest received	33,450	27,197	23,040
Other	3,520	7,035	5,753
Finance income	110,642	102,042	64,566

Interest expense	(285,447)	(200,081)	(108,437)
Interest expense on lease liabilities	(100,849)	(88,571)	(67,212)
Financial discounts granted	(30,891)	(24,092)	(23,193)
Bank fees	(7,163)	(8,623)	(7,878)
Foreign exchange loss, net	(681)	(852)	(17,973)
IOF taxes (taxes on financial transactions)	(1,947)	(178)	(3,306)
Other	(30,638)	(27,496)	(15,797)
Finance expenses	(457,616)	(349,893)	(243,796)

Finance result	(346,974)	(247,851)	(179,230)